Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosures:
Cash paid for interest	$ 4
Cash paid for amounts included in the measurement of operating lease liabilities	1,152	$ 134
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	16,757	601
Warrants assumed as part of Business Combination	10,880
Fair value of contingent consideration for HelioHeat Acquisition	2,009
Transaction costs incurred but not yet paid	1,474
Net working capital assumed as part of Business Combination	1,153
Capital expenditures incurred but not yet paid	429	25
Non-cash settlement of note receivable	$ 45